March 31, 2026
2026 Quarterly Report (Unaudited)

Large Cap Index Master Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
ATI, Inc.(a)	83,003	$ 12,073,616
Axon Enterprise, Inc.(a)	45,290	19,234,210
Boeing Co.(a)	450,607	89,684,311
BWX Technologies, Inc.(b)	54,689	11,183,354
Carpenter Technology Corp.	28,440	11,209,626
Curtiss-Wright Corp.	22,532	15,346,996
FTAI Aviation Ltd.	59,838	14,660,310
General Dynamics Corp.	151,812	52,104,915
General Electric Co.	621,567	176,382,068
HEICO Corp.	25,870	7,093,554
HEICO Corp., Class A	44,875	9,472,664
Hexcel Corp.(b)	49,064	3,970,749
Howmet Aerospace, Inc.	240,541	55,435,079
Huntington Ingalls Industries, Inc.(b)	23,249	8,832,295
Karman Holdings, Inc.(a)(b)	30,352	2,429,678
L3Harris Technologies, Inc.	111,427	38,459,029
Leonardo DRS, Inc.(b)	46,659	2,077,259
Loar Holdings, Inc.(a)	19,573	1,121,337
Lockheed Martin Corp.	123,031	74,358,706
Northrop Grumman Corp.	79,351	54,136,426
Rocket Lab Corp.(a)	294,336	18,902,258
RTX Corp.	799,266	154,178,411
StandardAero, Inc.(a)	117,245	3,028,438
Textron, Inc.(b)	105,232	9,214,114
TransDigm Group, Inc.	32,970	38,210,911
Woodward, Inc.	35,335	12,647,103
		895,447,417
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.(b)	69,836	11,597,664
Expeditors International of Washington, Inc.	81,811	11,717,790
FedEx Corp.	128,514	45,774,116
GXO Logistics, Inc.(a)	69,981	3,628,515
United Parcel Service, Inc., Class B	438,568	43,146,320
		115,864,405
Automobile Components — 0.1%
Aptiv PLC(a)	129,145	8,967,829
BorgWarner, Inc.	131,819	7,152,499
Gentex Corp.(b)	132,024	2,884,724
Lear Corp.(b)	31,937	3,866,932
QuantumScape Corp., Class A(a)(b)	243,934	1,556,299
		24,428,283
Automobiles — 2.0%
Ford Motor Co.	2,310,408	26,662,108
General Motors Co.	543,528	40,492,836
Harley-Davidson, Inc.(b)	62,360	1,260,919
Lucid Group, Inc.(a)(b)	94,706	902,548
Rivian Automotive, Inc., Class A(a)(b)	453,723	6,828,531
Tesla, Inc.(a)	1,686,115	626,813,251
Thor Industries, Inc.(b)	29,897	2,388,472
		705,348,665
Banks — 3.6%
Bank of America Corp.	3,924,613	191,324,884
Bank OZK(b)	61,279	2,812,093
BOK Financial Corp.(b)	8,864	1,135,124
Citigroup, Inc.	1,035,643	117,452,273
Citizens Financial Group, Inc.	260,112	15,598,917
Columbia Banking System, Inc.(b)	176,321	4,836,485
Commerce Bancshares, Inc.	79,096	3,891,523
Security	Shares	Value
Banks (continued)
Cullen/Frost Bankers, Inc.	34,165	$ 4,683,338
East West Bancorp, Inc.	79,279	8,463,826
Fifth Third Bancorp(b)	539,002	25,042,033
First Citizens BancShares, Inc., Class A(b)	5,142	9,690,922
First Hawaiian, Inc.(b)	72,436	1,784,823
First Horizon Corp.	274,922	6,257,225
FNB Corp.	219,893	3,676,611
Huntington Bancshares, Inc.	1,201,735	18,807,153
JPMorgan Chase & Co.	1,623,352	477,525,224
KeyCorp	563,437	11,296,912
M&T Bank Corp.	92,525	19,126,768
NU Holdings Ltd., Class A(a)	1,985,455	28,530,988
Pinnacle Financial Partners, Inc.	86,765	7,473,937
PNC Financial Services Group, Inc.	232,700	48,422,543
Popular, Inc.	39,122	5,248,999
Prosperity Bancshares, Inc.	56,125	3,770,477
Regions Financial Corp.	529,888	13,840,675
Southstate Bank Corp.	56,570	5,233,856
TFS Financial Corp.(b)	35,153	493,900
Truist Financial Corp.	756,942	34,796,624
U.S. Bancorp	934,422	48,599,288
Webster Financial Corp.	100,150	6,952,413
Wells Fargo & Co.	1,850,654	147,330,565
Western Alliance Bancorp	62,205	4,407,224
Wintrust Financial Corp.(b)	39,043	5,424,634
Zions Bancorp N.A.	88,902	5,122,533
		1,289,054,790
Beverages — 1.1%
Boston Beer Co., Inc., Class A(a)	5,434	1,251,994
Brown-Forman Corp., Class A(b)	30,607	819,962
Brown-Forman Corp., Class B(b)	91,128	2,409,424
Celsius Holdings, Inc.(a)(b)	98,553	3,496,660
Coca-Cola Co.	2,323,876	176,730,770
Coca-Cola Consolidated, Inc.	35,804	6,865,059
Constellation Brands, Inc., Class A	85,667	12,850,050
Keurig Dr. Pepper, Inc.(b)	763,929	20,114,251
Molson Coors Beverage Co., Class B(b)	100,550	4,329,683
Monster Beverage Corp.(a)	414,242	30,015,975
PepsiCo, Inc.	821,391	127,553,808
Primo Brands Corp.(b)	158,416	2,982,973
		389,420,609
Biotechnology — 2.0%
AbbVie, Inc.	1,058,639	230,243,396
Alnylam Pharmaceuticals, Inc.(a)	76,002	25,146,782
Amgen, Inc.	321,413	113,089,164
Apellis Pharmaceuticals, Inc.(a)	64,987	2,614,427
Biogen, Inc.(a)	86,493	15,856,762
BioMarin Pharmaceutical, Inc.(a)	113,317	6,401,277
Caris Life Sciences, Inc.(a)(b)	22,785	407,396
Exelixis, Inc.(a)(b)	165,558	7,100,783
Gilead Sciences, Inc.	744,208	103,720,269
Halozyme Therapeutics, Inc.(a)	75,056	4,850,869
Incyte Corp.(a)	94,841	8,926,435
Insmed, Inc.(a)	124,189	20,307,385
Ionis Pharmaceuticals, Inc.(a)(b)	97,359	7,310,687
Moderna, Inc.(a)	216,591	11,002,823
Natera, Inc.(a)	77,363	15,471,826
Neurocrine Biosciences, Inc.(a)	59,024	7,775,822
Regeneron Pharmaceuticals, Inc.	60,678	46,882,250
Revolution Medicines, Inc.(a)	105,291	10,239,550
Roivant Sciences Ltd.(a)	226,052	6,261,640

Schedule of Investments (unaudited)(continued)
March 31, 2026
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Sarepta Therapeutics, Inc.(a)(b)	55,854	$ 1,215,383
Summit Therapeutics, Inc.(a)(b)	69,598	1,319,578
Ultragenyx Pharmaceutical, Inc.(a)	52,561	1,101,153
United Therapeutics Corp.(a)	24,969	14,806,118
Vertex Pharmaceuticals, Inc.(a)	150,995	67,425,307
Viking Therapeutics, Inc.(a)(b)	68,356	2,224,304
		731,701,386
Broadline Retail — 3.4%
Amazon.com, Inc.(a)	5,732,288	1,193,863,622
Coupang, Inc., Class A(a)(b)	791,485	14,943,237
Dillard’s, Inc., Class A(b)	2,021	1,156,234
eBay, Inc.	272,532	24,805,863
Etsy, Inc.(a)	62,422	3,119,851
Macy’s, Inc.(b)	161,963	2,929,911
Ollie’s Bargain Outlet Holdings, Inc.(a)	36,621	3,370,597
		1,244,189,315
Building Products — 0.6%
A.O. Smith Corp.(b)	68,726	4,531,792
AAON, Inc.(b)	42,236	3,495,029
Advanced Drainage Systems, Inc.	40,202	5,512,900
Allegion PLC(b)	50,509	7,338,453
Armstrong World Industries, Inc.	24,965	4,114,232
Builders FirstSource, Inc.(a)	65,285	5,374,914
Carlisle Cos., Inc.(b)	25,513	8,511,647
Carrier Global Corp.	475,322	26,765,382
Fortune Brands Innovations, Inc.	72,510	2,825,715
Hayward Holdings, Inc.(a)	144,820	1,937,692
Johnson Controls International PLC	362,722	47,498,446
Lennox International, Inc.(b)	19,073	8,852,351
Masco Corp.(b)	122,579	7,400,094
Owens Corning	51,422	5,564,889
Simpson Manufacturing Co., Inc.(b)	25,393	4,357,947
Trane Technologies PLC	133,683	55,711,053
Trex Co., Inc.(a)	61,336	2,233,857
		202,026,393
Capital Markets — 3.2%
Affiliated Managers Group, Inc.	16,697	4,620,060
Ameriprise Financial, Inc.	55,024	24,452,666
Ares Management Corp., Class A(b)	112,620	12,286,842
Bank of New York Mellon Corp.	414,032	49,116,616
Blackrock, Inc.(c)	91,156	87,665,637
Blackstone, Inc., Class A	443,753	51,027,157
Blue Owl Capital, Inc., Class A(b)	369,593	3,374,384
Brookfield Asset Management Ltd., Class A(b)	229,228	10,189,185
Bullish(a)(b)	23,338	833,867
Carlyle Group, Inc.(b)	155,826	7,540,420
Cboe Global Markets, Inc.(b)	62,094	17,452,761
Charles Schwab Corp.	996,559	93,656,615
CME Group, Inc., Class A	216,132	63,834,586
Coinbase Global, Inc., Class A(a)(b)	133,669	23,339,944
Evercore, Inc., Class A	21,978	6,560,653
FactSet Research Systems, Inc.(b)	22,520	4,886,615
Franklin Resources, Inc.(b)	161,023	3,803,363
Freedom Holding Corp.(a)(b)	10,512	1,522,979
Goldman Sachs Group, Inc.	175,590	148,547,384
Hamilton Lane, Inc., Class A(b)	24,654	2,450,608
Houlihan Lokey, Inc., Class A	32,899	4,724,954
Interactive Brokers Group, Inc., Class A	253,418	16,996,745
Intercontinental Exchange, Inc.	341,996	53,789,131
Invesco Ltd.	213,211	5,178,895
Janus Henderson Group PLC(b)	73,465	3,773,897
Security	Shares	Value
Capital Markets (continued)
Jefferies Financial Group, Inc.	93,322	$ 3,851,399
KKR & Co., Inc., Class A	405,245	37,485,163
Lazard, Inc.(b)	64,272	2,730,275
LPL Financial Holdings, Inc.	47,769	14,370,348
MarketAxess Holdings, Inc.	21,570	3,558,619
Moody’s Corp.	92,800	40,484,000
Morgan Stanley	677,730	111,534,026
Morningstar, Inc.	14,329	2,422,317
MSCI, Inc., Class A	42,884	23,114,905
Nasdaq, Inc.	268,623	22,803,406
Northern Trust Corp.	110,323	15,397,781
Raymond James Financial, Inc.(b)	104,943	15,194,697
Robinhood Markets, Inc., Class A(a)	442,653	30,675,853
S&P Global, Inc.	180,727	76,870,422
SEI Investments Co.(b)	64,104	5,030,241
State Street Corp.	166,334	21,051,231
Stifel Financial Corp.	88,665	6,554,117
T. Rowe Price Group, Inc.(b)	124,008	11,178,081
TPG, Inc., Class A	78,799	3,192,147
Tradeweb Markets, Inc., Class A	68,587	8,069,946
Virtu Financial, Inc., Class A	52,586	2,312,732
XP, Inc., Class A	250,754	4,774,356
		1,164,282,026
Chemicals — 1.2%
Air Products and Chemicals, Inc.	132,578	38,512,583
Albemarle Corp.	70,484	12,653,992
Ashland, Inc.(b)	28,338	1,575,876
Axalta Coating Systems Ltd.(a)	131,824	3,651,525
Celanese Corp., Class A	64,799	4,261,830
CF Industries Holdings, Inc.	91,188	11,839,850
Corteva, Inc.(b)	404,910	33,895,016
Dow, Inc.	420,752	17,524,321
DuPont de Nemours, Inc.	246,907	11,308,341
Eastman Chemical Co.(b)	67,587	5,158,240
Ecolab, Inc.	148,928	39,617,827
Element Solutions, Inc.(b)	125,540	4,285,936
FMC Corp.(b)	76,580	1,318,708
Huntsman Corp.(b)	100,247	1,334,288
International Flavors & Fragrances, Inc.(b)	152,569	11,068,881
Linde PLC	280,617	139,118,684
LyondellBasell Industries NV, Class A(b)	153,180	12,340,181
Mosaic Co.(b)	188,047	4,795,198
NewMarket Corp.(b)	3,494	2,239,479
Olin Corp.	71,273	2,118,946
PPG Industries, Inc.(b)	135,589	14,491,752
RPM International, Inc.	73,006	7,256,796
Scotts Miracle-Gro Co.(b)	27,058	1,645,397
Sherwin-Williams Co.	137,878	44,196,793
Solstice Advanced Materials, Inc.	95,243	7,253,707
Westlake Corp.(b)	21,978	2,567,470
		436,031,617
Commercial Services & Supplies — 0.5%
Cintas Corp.	204,670	34,617,884
Clean Harbors, Inc.(a)	30,655	8,789,708
Copart, Inc.(a)	538,386	17,874,415
MSA Safety, Inc.(b)	21,394	3,507,546
RB Global, Inc.(b)	108,197	10,370,683
Republic Services, Inc., Class A	119,871	26,254,146
Rollins, Inc.	163,989	8,758,653
Tetra Tech, Inc.	158,467	4,773,026
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Veralto Corp.	142,929	$ 12,637,782
Waste Management, Inc.	221,637	50,929,966
		178,513,809
Communications Equipment — 1.0%
Arista Networks, Inc.(a)	615,507	75,571,949
Ciena Corp.(a)	84,561	32,829,117
Cisco Systems, Inc.	2,378,454	184,544,246
F5, Inc.(a)	34,178	9,888,721
Lumentum Holdings, Inc.(a)	42,093	29,581,277
Motorola Solutions, Inc.	99,662	43,250,318
Ubiquiti, Inc.	2,640	2,086,366
		377,751,994
Construction & Engineering — 0.4%
AECOM	77,377	6,563,117
API Group Corp.(a)	219,147	8,879,836
Comfort Systems USA, Inc.	20,851	28,753,321
EMCOR Group, Inc.	26,188	19,334,862
Everus Construction Group, Inc.(a)	29,179	3,444,873
MasTec, Inc.(a)	36,749	11,823,623
Quanta Services, Inc.	88,186	48,415,878
Valmont Industries, Inc.	11,473	4,584,267
WillScot Holdings Corp., Class A(b)	105,123	1,824,935
		133,624,712
Construction Materials — 0.2%
CRH PLC	398,097	41,847,957
Eagle Materials, Inc.(b)	19,906	3,771,192
James Hardie Industries PLC(a)(b)	91,841	1,739,469
Martin Marietta Materials, Inc.	35,624	20,971,136
Vulcan Materials Co.	80,425	21,899,727
		90,229,481
Consumer Finance — 0.6%
Ally Financial, Inc.	166,375	6,526,891
American Express Co.	322,713	97,614,228
Capital One Financial Corp.	365,499	66,677,983
Credit Acceptance Corp.(a)(b)	2,668	1,129,791
Figure Technology Solutions, Inc., Class A(a)	20,730	703,784
OneMain Holdings, Inc.	72,266	3,865,508
SLM Corp.(b)	128,806	2,757,736
SoFi Technologies, Inc.(a)(b)	723,985	11,496,882
Synchrony Financial	207,594	14,120,544
		204,893,347
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A(b)	205,703	3,505,179
BJ’s Wholesale Club Holdings, Inc.(a)	76,361	7,515,450
Casey’s General Stores, Inc.(b)	21,891	15,933,583
Costco Wholesale Corp.	265,237	264,290,104
Dollar General Corp.	131,682	15,634,604
Dollar Tree, Inc.(a)(b)	113,669	12,447,892
Kroger Co.(b)	349,137	25,263,553
Maplebear, Inc.(a)	104,058	3,898,013
Performance Food Group Co.(a)	92,540	7,926,976
Sprouts Farmers Market, Inc.(a)	58,230	4,491,280
Sysco Corp.(b)	285,181	20,341,961
Target Corp.	270,324	32,763,269
U.S. Foods Holding Corp.(a)	132,634	12,230,181
Walmart, Inc.	2,599,850	323,109,358
		749,351,403
Containers & Packaging — 0.2%
Amcor PLC(b)	268,950	10,690,763
Security	Shares	Value
Containers & Packaging (continued)
AptarGroup, Inc.	39,460	$ 4,972,749
Avery Dennison Corp.	46,105	7,961,411
Ball Corp.	166,158	9,821,599
Crown Holdings, Inc.(b)	70,200	7,037,550
Graphic Packaging Holding Co.	172,118	1,710,853
International Paper Co.(b)	306,542	10,943,549
Packaging Corp. of America	52,548	11,151,737
Sealed Air Corp.(b)	82,123	3,453,272
Silgan Holdings, Inc.(b)	53,550	2,077,740
Smurfit WestRock PLC(b)	317,150	12,638,428
Sonoco Products Co.(b)	59,006	3,191,635
		85,651,286
Distributors(b) — 0.0%
Genuine Parts Co.	82,459	8,720,039
LKQ Corp.	154,842	4,547,710
Pool Corp.	18,787	3,801,174
		17,068,923
Diversified Consumer Services — 0.1%
ADT, Inc.(b)	308,351	2,025,866
Bright Horizons Family Solutions, Inc.(a)	33,465	2,748,481
Duolingo, Inc., Class A(a)	22,093	2,177,707
Grand Canyon Education, Inc.(a)	16,672	2,834,740
H&R Block, Inc.(b)	78,657	2,496,573
Liberty Live Holdings, Inc., Class A(a)	13,217	1,211,206
Liberty Live Holdings, Inc., Class C(a)	25,820	2,429,920
Service Corp. International(b)	83,511	6,890,493
		22,814,986
Diversified REITs — 0.0%
WP Carey, Inc.(b)	131,247	8,919,546
Diversified Telecommunication Services — 0.9%
AST SpaceMobile, Inc., Class A(a)(b)	131,405	10,889,532
AT&T, Inc.	4,129,968	119,727,772
Comcast Corp., Class A(b)	2,171,507	62,343,966
GCI Liberty, Inc., Class C(a)	19,145	712,386
Iridium Communications, Inc.	57,814	1,603,760
Liberty Global Ltd., Class A(a)	107,807	1,303,387
Liberty Global Ltd., Class C(a)(b)	85,293	1,000,487
Verizon Communications, Inc.(b)	2,517,703	126,388,691
		323,969,981
Electric Utilities — 1.6%
Alliant Energy Corp.(b)	151,658	10,882,978
American Electric Power Co., Inc.(b)	319,676	41,903,130
Constellation Energy Corp.	185,556	51,816,513
Duke Energy Corp.	467,103	61,162,467
Edison International	227,484	16,647,279
Entergy Corp.	266,373	29,929,670
Evergy, Inc.(b)	136,091	11,148,575
Eversource Energy(b)	220,249	15,258,851
Exelon Corp.(b)	600,640	29,443,373
FirstEnergy Corp.(b)	328,541	16,643,887
IDACORP, Inc.(b)	33,179	4,743,601
NextEra Energy, Inc.	1,246,653	115,789,131
NRG Energy, Inc.	116,356	17,004,266
OGE Energy Corp.	122,316	5,866,275
PG&E Corp.	1,301,435	22,866,213
Pinnacle West Capital Corp.(b)	70,931	7,146,298
PPL Corp.	436,191	16,662,496

Schedule of Investments (unaudited)(continued)
March 31, 2026
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
Southern Co.	661,982	$ 63,894,503
Xcel Energy, Inc.	352,846	28,030,086
		566,839,592
Electrical Equipment — 1.2%
Acuity, Inc.	18,058	5,060,213
AMETEK, Inc.	136,630	29,288,007
Eaton Corp. PLC	234,091	83,727,328
Emerson Electric Co.(b)	336,883	44,138,411
GE Vernova, Inc.	161,333	140,827,576
Generac Holdings, Inc.(a)	35,256	6,886,554
Hubbell, Inc., Class B	32,071	15,738,522
nVent Electric PLC(b)	92,422	10,931,674
Regal Rexnord Corp.(b)	38,743	7,255,014
Rockwell Automation, Inc.(b)	66,824	23,981,797
Sensata Technologies Holding PLC(b)	89,072	3,137,116
Vertiv Holdings Co., Class A	228,336	57,216,435
		428,188,647
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	729,142	92,127,092
Arrow Electronics, Inc.(a)	32,321	4,635,155
Avnet, Inc.(b)	50,762	3,127,954
CDW Corp./DE	77,698	9,403,012
Cognex Corp.	95,054	4,656,695
Coherent Corp.(a)	105,148	25,047,305
Corning, Inc.	468,728	63,732,946
Crane NXT Co.(b)	29,782	1,208,851
Flex Ltd.(a)	217,174	14,216,210
IPG Photonics Corp.(a)	14,252	1,633,137
Jabil, Inc.	63,236	16,797,379
Keysight Technologies, Inc.(a)	102,697	28,998,552
Littelfuse, Inc.(b)	15,255	5,176,784
Ralliant Corp.	71,439	2,971,148
TD SYNNEX Corp.(b)	46,338	7,817,684
Teledyne Technologies, Inc.(a)	27,868	16,860,419
Vontier Corp.(b)	90,194	3,199,181
Zebra Technologies Corp., Class A(a)	29,936	6,259,019
		307,868,523
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	591,483	36,110,037
Halliburton Co.(b)	503,695	19,639,068
NOV, Inc.(b)	232,224	4,368,133
SLB Ltd.(b)	891,106	45,793,937
TechnipFMC PLC	240,759	16,643,670
Weatherford International PLC	40,872	3,865,674
		126,420,519
Entertainment — 1.5%
Electronic Arts, Inc.	150,652	30,713,423
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	14,208	1,109,361
Liberty Media Corp.-Liberty Formula One, Class C(a)	125,535	10,672,986
Live Nation Entertainment, Inc.(a)	94,873	14,469,081
Madison Square Garden Sports Corp., Class A(a)	9,935	3,193,109
Netflix, Inc.(a)	2,532,550	243,504,683
ROBLOX Corp., Class A(a)	372,957	21,094,448
Roku, Inc., Class A(a)	77,904	7,371,276
Spotify Technology SA(a)(b)	92,027	44,624,813
Take-Two Interactive Software, Inc.(a)	108,728	21,473,780
TKO Group Holdings, Inc., Class A(b)	40,082	8,082,535
Security	Shares	Value
Entertainment (continued)
Walt Disney Co.	1,060,591	$ 102,219,761
Warner Bros Discovery, Inc., Class A(a)	1,391,642	38,214,489
		546,743,745
Financial Services — 3.5%
Affirm Holdings, Inc., Class A(a)	170,697	7,821,337
Apollo Global Management, Inc.(b)	249,361	27,783,803
Berkshire Hathaway, Inc., Class B(a)	1,102,163	528,156,510
Block, Inc., Class A(a)	321,066	19,321,752
Corpay, Inc.(a)	40,480	11,779,275
Equitable Holdings, Inc.(b)	174,662	6,481,707
Euronet Worldwide, Inc.(a)(b)	24,116	1,600,579
Fidelity National Information Services, Inc.	312,110	14,641,080
Fiserv, Inc.(a)	327,729	18,287,278
Global Payments, Inc.	144,460	9,722,158
Jack Henry & Associates, Inc.(b)	43,521	6,878,059
Mastercard, Inc., Class A	480,721	240,197,055
MGIC Investment Corp.	144,291	3,787,639
PayPal Holdings, Inc.(b)	566,307	25,614,066
Rocket Cos., Inc., Class A(a)	572,932	8,164,281
Shift4 Payments, Inc., Class A(a)(b)	38,699	1,692,307
Toast, Inc., Class A(a)	291,793	7,735,432
UWM Holdings Corp., Class A(b)	64,344	232,925
Visa, Inc., Class A(b)	1,005,914	304,027,447
Voya Financial, Inc.	55,579	3,797,157
Western Union Co.(b)	175,373	1,531,006
WEX, Inc.(a)(b)	20,686	3,165,785
		1,252,418,638
Food Products — 0.5%
Archer-Daniels-Midland Co.(b)	290,581	21,122,333
Bunge Global SA	79,490	10,111,128
Conagra Brands, Inc.	284,289	4,469,023
Darling Ingredients, Inc.(a)	94,657	5,854,535
Flowers Foods, Inc.(b)	115,808	943,835
Freshpet, Inc.(a)(b)	27,863	1,642,803
General Mills, Inc.(b)	328,364	12,221,708
Hershey Co.	85,941	17,866,275
Hormel Foods Corp.	177,840	4,028,076
Ingredion, Inc.(b)	37,961	4,276,686
J.M. Smucker Co.	61,211	5,903,189
Kraft Heinz Co.(b)	497,024	11,178,070
Lamb Weston Holdings, Inc.(b)	80,826	3,415,707
McCormick & Co., Inc.	149,605	7,546,076
Mondelez International, Inc., Class A(b)	774,236	44,626,963
Pilgrim’s Pride Corp.	28,135	1,062,378
Post Holdings, Inc.(a)	24,493	2,421,378
Seaboard Corp.	115	650,212
Smithfield Foods, Inc.(b)	16,486	461,113
The Campbell’s Co.(b)	119,974	2,671,821
Tyson Foods, Inc., Class A	165,048	10,574,625
		173,047,934
Gas Utilities(b) — 0.1%
Atmos Energy Corp.	97,967	18,096,464
MDU Resources Group, Inc.	114,135	2,364,877
National Fuel Gas Co.	52,318	4,915,800
UGI Corp.	125,957	4,587,354
		29,964,495
Ground Transportation — 0.9%
Avis Budget Group, Inc.(a)(b)	9,824	1,432,830
CSX Corp.(b)	1,121,843	46,051,655
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
JB Hunt Transport Services, Inc.	44,651	$ 9,461,547
Knight-Swift Transportation Holdings, Inc.	97,236	5,598,849
Landstar System, Inc.(b)	20,649	3,310,241
Lyft, Inc., Class A(a)(b)	234,743	3,122,082
Norfolk Southern Corp.	134,741	38,670,667
Old Dominion Freight Line, Inc.(b)	109,478	21,392,001
Ryder System, Inc.	24,514	5,018,261
Saia, Inc.(a)	16,256	5,710,408
Schneider National, Inc., Class B(b)	26,348	694,533
Uber Technologies, Inc.(a)	1,203,086	86,537,976
U-Haul Holding Co.(a)	5,406	258,299
U-Haul Holding Co., Series N	60,528	2,703,786
Union Pacific Corp.(b)	357,366	86,704,139
XPO, Inc.(a)	70,301	13,677,059
		330,344,333
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	1,037,135	106,482,650
Align Technology, Inc.(a)	40,529	6,947,887
Baxter International, Inc.	310,619	5,218,399
Becton Dickinson & Co.(b)	169,269	26,614,165
Boston Scientific Corp.(a)	886,180	55,607,795
Cooper Cos., Inc.(a)	119,067	8,513,291
Dentsply Sirona, Inc.(b)	127,988	1,484,661
Dexcom, Inc.(a)	238,253	14,962,288
Edwards Lifesciences Corp.(a)	340,879	27,297,590
Envista Holdings Corp.(a)	104,952	2,662,632
GE HealthCare Technologies, Inc.(a)	278,655	19,834,663
Globus Medical, Inc., Class A(a)	67,314	5,799,774
Hologic, Inc.(a)	133,724	10,108,197
IDEXX Laboratories, Inc.(a)	47,628	26,761,697
Inspire Medical Systems, Inc.(a)	16,155	833,275
Insulet Corp.(a)	41,910	8,794,394
Intuitive Surgical, Inc.(a)	210,929	97,236,160
Masimo Corp.(a)	26,075	4,637,960
Medline, Inc., Class A(a)	194,860	8,671,270
Medtronic PLC	770,729	66,783,668
Penumbra, Inc.(a)(b)	22,862	7,507,195
ResMed, Inc.(b)	88,853	19,945,721
Solventum Corp.(a)	83,296	5,439,229
STERIS PLC	57,940	12,812,272
Stryker Corp.	204,870	67,318,233
Teleflex, Inc.(b)	26,155	3,128,400
Zimmer Biomet Holdings, Inc.(b)	117,837	10,654,822
		632,058,288
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.(a)	59,878	1,400,546
Cardinal Health, Inc.	142,579	30,128,369
Cencora, Inc., Class A	109,814	34,496,970
Centene Corp.(a)	285,337	9,341,933
Chemed Corp.(b)	8,657	3,270,095
Cigna Group	158,221	42,205,452
CVS Health Corp.	751,163	53,948,527
DaVita, Inc.(a)	19,203	2,951,309
Elevance Health, Inc.	132,706	38,849,682
Encompass Health Corp.	59,582	5,763,367
HCA Healthcare, Inc.	96,214	45,532,313
Henry Schein, Inc.(a)(b)	57,596	4,244,825
Humana, Inc.(b)	71,423	12,384,034
Labcorp Holdings, Inc.	50,094	13,365,580
McKesson Corp.	73,504	63,607,421
Security	Shares	Value
Health Care Providers & Services (continued)
Molina Healthcare, Inc.(a)	31,596	$ 4,211,747
Quest Diagnostics, Inc.(b)	65,885	12,912,142
Tenet Healthcare Corp.(a)	53,303	10,058,809
UnitedHealth Group, Inc.	543,286	147,007,759
Universal Health Services, Inc., Class B	30,277	5,418,675
		541,099,555
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.(b)	102,821	4,772,951
Healthcare Realty Trust, Inc.(b)	194,033	3,296,621
Healthpeak Properties, Inc.(b)	421,240	6,920,973
Medical Properties Trust, Inc.(b)	304,053	1,407,766
Omega Healthcare Investors, Inc.	170,704	7,480,249
Ventas, Inc.(b)	279,840	22,885,315
Welltower, Inc.	410,675	81,194,554
		127,958,429
Health Care Technology(a) — 0.0%
Certara, Inc.(b)	72,883	415,433
Doximity, Inc., Class A	85,464	1,991,311
Veeva Systems, Inc., Class A	87,609	15,389,397
		17,796,141
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	417,874	8,006,466
Park Hotels & Resorts, Inc.(b)	137,179	1,444,495
		9,450,961
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A(a)	251,120	31,711,434
Aramark	156,057	6,326,551
Booking Holdings, Inc.	19,419	81,760,204
Boyd Gaming Corp.(b)	33,758	2,774,232
Caesars Entertainment, Inc.(a)	124,559	3,292,094
Carnival Corp.	657,184	17,007,922
Cava Group, Inc.(a)	59,454	4,809,829
Chipotle Mexican Grill, Inc., Class A(a)	790,003	25,287,996
Choice Hotels International, Inc.(b)	15,026	1,555,191
Churchill Downs, Inc.	38,792	3,484,685
Darden Restaurants, Inc.(b)	69,130	13,552,245
Domino’s Pizza, Inc.(b)	18,864	6,768,215
DoorDash, Inc., Class A(a)	215,146	32,304,172
DraftKings, Inc., Class A(a)	297,606	6,434,242
Dutch Bros, Inc., Class A(a)(b)	70,278	3,560,283
Expedia Group, Inc.(b)	69,491	16,044,777
Flutter Entertainment PLC(a)(b)	93,633	9,545,884
Hilton Worldwide Holdings, Inc.	136,194	41,413,872
Hyatt Hotels Corp., Class A(b)	23,232	3,340,529
Las Vegas Sands Corp.	179,296	9,660,468
Marriott International, Inc., Class A	132,579	43,362,614
McDonald’s Corp.	427,173	132,761,097
MGM Resorts International(a)	124,875	4,621,624
Norwegian Cruise Line Holdings Ltd.(a)	266,210	4,978,127
Penn Entertainment, Inc.(a)	83,723	1,258,357
Planet Fitness, Inc., Class A(a)	51,422	3,824,768
Restaurant Brands International, Inc.(b)	193,960	14,333,644
Royal Caribbean Cruises Ltd.(b)	151,263	41,624,552
Starbucks Corp.(b)	683,452	61,230,465
Texas Roadhouse, Inc.(b)	39,986	6,603,288
Travel & Leisure Co.(b)	36,922	2,554,633
Vail Resorts, Inc.(b)	20,529	2,634,281
Viking Holdings Ltd.(a)	104,742	7,696,442
Wendy’s Co.(b)	117,565	817,077
Wingstop, Inc.(b)	16,929	2,623,487

Schedule of Investments (unaudited)(continued)
March 31, 2026
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.(b)	47,369	$ 3,847,784
Wynn Resorts Ltd.(b)	42,271	4,292,620
Yum! Brands, Inc.	169,343	26,329,450
		686,029,135
Household Durables — 0.3%
D.R. Horton, Inc.	156,466	21,470,264
Garmin Ltd.	96,403	22,366,460
Lennar Corp., Class A	120,814	10,491,488
Lennar Corp., Class B, B Shares(b)	6,036	507,748
Mohawk Industries, Inc.(a)	30,747	3,027,350
Newell Brands, Inc.	242,632	832,228
NVR, Inc.(a)	1,572	10,359,213
PulteGroup, Inc.(b)	117,855	13,860,926
SharkNinja, Inc.(a)(b)	49,341	5,225,212
Somnigroup International, Inc.	120,455	8,904,034
Toll Brothers, Inc.	53,892	7,354,641
TopBuild Corp.(a)(b)	17,337	6,090,488
Whirlpool Corp.(b)	32,729	1,764,748
		112,254,800
Household Products — 0.8%
Church & Dwight Co., Inc.	146,734	13,693,217
Clorox Co.	73,106	7,575,975
Colgate-Palmolive Co.	480,158	40,923,866
Kimberly-Clark Corp.(b)	196,083	18,916,127
Procter & Gamble Co.	1,403,608	202,737,140
Reynolds Consumer Products, Inc.(b)	33,158	702,286
		284,548,611
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	435,026	6,129,516
Brookfield Renewable Corp.(b)	79,735	3,175,845
Clearway Energy, Inc., Class A(b)	22,840	894,643
Clearway Energy, Inc., Class C(b)	53,375	2,097,104
Talen Energy Corp.(a)	26,311	8,399,260
Vistra Corp.	201,051	30,223,997
		50,920,365
Industrial Conglomerates — 0.4%
3M Co.	319,212	46,359,159
Honeywell International, Inc.	380,016	85,895,016
		132,254,175
Industrial REITs — 0.3%
Americold Realty Trust, Inc.(b)	179,449	2,056,485
EastGroup Properties, Inc.	30,942	5,727,055
First Industrial Realty Trust, Inc.(b)	79,668	4,608,794
Lineage, Inc.(b)	40,725	1,334,151
Prologis, Inc.	552,579	73,039,892
Rexford Industrial Realty, Inc.(b)	133,792	4,379,012
STAG Industrial, Inc.(b)	117,012	4,219,453
		95,364,842
Insurance — 1.8%
Aflac, Inc.	281,679	30,903,003
Allstate Corp.	156,771	32,504,899
American Financial Group, Inc.	41,304	5,274,934
American International Group, Inc.	318,877	23,995,494
Aon PLC, Class A	126,395	40,797,778
Arch Capital Group Ltd.(a)	207,599	19,927,428
Arthur J Gallagher & Co.(b)	150,701	32,638,823
Assurant, Inc.	30,379	6,616,850
Assured Guaranty Ltd.	28,046	2,285,188
Axis Capital Holdings Ltd.	44,727	4,535,765
Security	Shares	Value
Insurance (continued)
Brighthouse Financial, Inc.(a)	36,862	$ 2,207,297
Brown & Brown, Inc.(b)	164,540	10,729,653
Chubb Ltd.	217,627	70,931,168
Cincinnati Financial Corp.	92,095	14,491,148
CNA Financial Corp.	10,924	501,630
Everest Group Ltd.	24,847	8,121,242
Fidelity National Financial, Inc., Class A	150,701	6,989,512
First American Financial Corp.(b)	56,183	3,387,273
Globe Life, Inc.(b)	49,438	6,880,287
Hanover Insurance Group, Inc.	20,429	3,541,367
Hartford Insurance Group, Inc.	167,339	22,629,253
Kemper Corp.	36,506	1,115,623
Kinsale Capital Group, Inc.(b)	13,198	4,509,229
Lincoln National Corp.(b)	98,277	3,488,834
Loews Corp.	100,469	10,724,061
Markel Group, Inc.(a)	7,420	14,202,399
Marsh & McLennan Cos., Inc.	292,090	50,663,011
MetLife, Inc.	331,996	23,478,757
Old Republic International Corp.(b)	136,707	5,454,609
Primerica, Inc.	19,539	4,894,129
Principal Financial Group, Inc.(b)	124,955	11,259,695
Progressive Corp.	348,900	69,165,936
Prudential Financial, Inc.	209,187	20,435,478
Reinsurance Group of America, Inc., Class A	39,537	8,071,874
RenaissanceRe Holdings Ltd.	28,121	8,358,405
RLI Corp.(b)	47,310	2,698,562
Ryan Specialty Holdings, Inc., Class A(b)	61,998	2,091,813
Travelers Cos., Inc.	130,488	38,060,740
Unum Group	101,374	7,403,343
W.R. Berkley Corp.(b)	135,179	8,959,664
White Mountains Insurance Group Ltd.(b)	1,546	3,396,500
Willis Towers Watson PLC(b)	58,288	16,944,322
		665,266,976
Interactive Media & Services — 7.2%
Alphabet, Inc., Class A	3,473,568	998,859,214
Alphabet, Inc., Class C	2,828,328	811,334,170
IAC, Inc.(a)(b)	45,466	1,820,004
Match Group, Inc.(b)	145,021	4,453,595
Meta Platforms, Inc., Class A	1,304,727	746,473,459
Pinterest, Inc., Class A(a)	352,865	6,471,544
Reddit, Inc., Class A(a)	74,157	9,985,240
Trump Media & Technology Group Corp., Class A(a)(b)	95,565	886,843
ZoomInfo Technologies, Inc., Class A(a)	168,504	1,007,654
		2,581,291,723
IT Services — 1.0%
Accenture PLC, Class A	366,320	72,637,593
Akamai Technologies, Inc.(a)	86,654	9,952,212
Amdocs Ltd.(b)	66,180	4,318,907
Cloudflare, Inc., Class A(a)	188,175	38,828,029
Cognizant Technology Solutions Corp., Class A(b)	291,616	17,890,642
DXC Technology Co.(a)(b)	114,561	1,440,032
EPAM Systems, Inc.(a)(b)	33,608	4,550,523
Gartner, Inc.(a)	40,202	6,365,585
Globant SA(a)	26,559	1,224,635
GoDaddy, Inc., Class A(a)	81,329	6,723,468
International Business Machines Corp.(b)	554,968	134,518,693
Kyndryl Holdings, Inc.(a)	140,574	1,844,331
MongoDB, Inc., Class A(a)	47,437	11,611,154
Okta, Inc., Class A(a)	99,087	7,799,138
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Snowflake, Inc., Class A(a)	196,251	$ 29,598,576
Twilio, Inc., Class A(a)	84,424	10,622,228
VeriSign, Inc.	48,882	12,140,334
		372,066,080
Leisure Products — 0.0%
Brunswick Corp.	42,261	3,074,910
Hasbro, Inc.	80,563	7,540,697
Mattel, Inc.(a)	195,704	2,843,579
YETI Holdings, Inc.(a)	45,742	1,673,700
		15,132,886
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	168,579	19,214,634
Avantor, Inc.(a)	396,033	3,104,899
Bio-Rad Laboratories, Inc., Class A(a)	11,559	3,222,071
Bio-Techne Corp.(b)	91,027	4,757,071
Bruker Corp.(b)	64,071	2,314,245
Charles River Laboratories International, Inc.(a)	29,732	5,128,770
Danaher Corp.	374,850	71,071,560
Illumina, Inc.(a)	92,617	11,415,971
IQVIA Holdings, Inc.(a)	99,784	17,017,163
Medpace Holdings, Inc.(a)	13,297	6,385,086
Mettler-Toledo International, Inc.(a)	12,259	15,461,051
Qiagen NV	116,710	4,673,068
Repligen Corp.(a)(b)	32,107	3,782,847
Revvity, Inc.(b)	64,789	5,676,164
Sotera Health Co.(a)	131,320	1,883,129
Tempus AI, Inc., Class A(a)(b)	62,787	2,839,228
Thermo Fisher Scientific, Inc.	225,665	110,921,118
Waters Corp.(a)(b)	58,010	17,275,378
West Pharmaceutical Services, Inc.	42,690	10,699,822
		316,843,275
Machinery — 2.0%
AGCO Corp.(b)	38,260	4,433,186
Allison Transmission Holdings, Inc.(b)	49,074	5,744,602
Caterpillar, Inc.	276,693	196,025,923
CNH Industrial NV	524,740	5,772,140
Crane Co.	29,085	4,973,535
Cummins, Inc.	82,238	44,245,689
Deere & Co.	145,915	82,193,919
Donaldson Co., Inc.	70,954	6,021,866
Dover Corp.(b)	80,818	16,846,512
Esab Corp.	33,897	3,276,484
Flowserve Corp.	76,471	5,621,383
Fortive Corp.(b)	185,656	10,263,064
Gates Industrial Corp. PLC(a)	152,137	3,439,818
Graco, Inc.	96,399	8,160,175
IDEX Corp.	45,995	8,718,352
Illinois Tool Works, Inc.(b)	173,299	45,107,997
Ingersoll Rand, Inc.	237,420	19,022,090
ITT, Inc.	51,684	9,847,353
Lincoln Electric Holdings, Inc.	32,810	8,172,315
Middleby Corp.(a)	30,464	4,038,917
Mueller Industries, Inc.	62,640	6,940,512
Nordson Corp.	31,644	8,419,203
Oshkosh Corp.(b)	38,976	5,737,657
Otis Worldwide Corp.	233,119	17,968,813
PACCAR, Inc.	306,922	35,449,491
Parker-Hannifin Corp.	76,018	68,054,354
Pentair PLC	97,636	8,505,072
RBC Bearings, Inc.(a)	19,102	10,374,678
Snap-on, Inc.(b)	30,545	11,094,555
Security	Shares	Value
Machinery (continued)
Stanley Black & Decker, Inc.	91,311	$ 6,488,560
Timken Co.(b)	38,052	3,826,890
Toro Co.	59,276	5,538,749
Westinghouse Air Brake Technologies Corp.	103,013	25,743,979
Xylem, Inc.	143,342	17,129,369
		723,197,202
Marine Transportation — 0.0%
Kirby Corp.(a)(b)	34,658	4,605,355
Media — 0.2%
Charter Communications, Inc., Class A(a)(b)	47,417	10,236,382
DoubleVerify Holdings, Inc.(a)	93,379	887,100
Fox Corp., Class A(b)	120,567	7,041,113
Fox Corp., Class B	89,675	4,761,742
Liberty Broadband Corp., Class A(a)	10,629	533,788
Liberty Broadband Corp., Class C(a)(b)	66,229	3,331,319
New York Times Co., Class A(b)	94,471	7,910,057
News Corp., Class A	228,542	5,697,552
News Corp., Class B(b)	72,414	2,064,523
Nexstar Media Group, Inc., Class A(b)	15,975	2,888,759
NIQ Global Intelligence PLC(a)(b)	39,388	447,842
Omnicom Group, Inc.(b)	187,902	14,150,900
Sirius XM Holdings, Inc.(b)	117,117	2,703,060
Trade Desk, Inc., Class A(a)	263,497	5,978,747
Versant Media Group, Inc.(a)	85,734	3,173,873
		71,806,757
Metals & Mining — 0.7%
Alcoa Corp.	151,782	10,067,700
Anglogold Ashanti PLC(b)	303,729	29,571,055
Cleveland-Cliffs, Inc.(a)	351,809	2,972,786
Freeport-McMoRan, Inc.	857,906	50,427,715
MP Materials Corp., Class A(a)(b)	79,650	3,843,909
Newmont Corp.	653,929	70,787,814
Nucor Corp.	135,793	22,962,596
Reliance, Inc.(b)	31,643	9,616,941
Royal Gold, Inc.(b)	48,875	12,438,199
Southern Copper Corp.(b)	51,002	8,775,404
Steel Dynamics, Inc.(b)	82,657	14,878,260
		236,342,379
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
AGNC Investment Corp.	688,275	6,903,398
Annaly Capital Management, Inc.	418,970	8,861,215
Rithm Capital Corp.	318,587	3,020,205
Starwood Property Trust, Inc.	195,825	3,372,107
		22,156,925
Multi-Utilities — 0.6%
Ameren Corp.	160,933	17,689,755
CenterPoint Energy, Inc.(b)	388,934	16,786,392
CMS Energy Corp.	178,723	13,865,330
Consolidated Edison, Inc.	215,050	24,339,359
Dominion Energy, Inc.	517,105	31,967,431
DTE Energy Co.	122,896	17,969,853
NiSource, Inc.(b)	279,480	13,040,537
Public Service Enterprise Group, Inc.	295,619	23,930,358
Sempra	389,311	37,829,350
WEC Energy Group, Inc.(b)	195,263	22,605,598
		220,023,963
Office REITs — 0.0%
BXP, Inc.(b)	94,137	4,885,710
Cousins Properties, Inc.	96,524	2,178,547

Schedule of Investments (unaudited)(continued)
March 31, 2026
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs (continued)
Highwoods Properties, Inc.	69,806	$ 1,494,546
Kilroy Realty Corp.(b)	71,231	2,009,427
Vornado Realty Trust	104,805	2,723,882
		13,292,112
Oil, Gas & Consumable Fuels — 3.7%
Antero Midstream Corp.(b)	192,982	4,399,990
Antero Resources Corp.(a)	174,766	7,417,069
APA Corp.(b)	204,142	8,663,787
Cheniere Energy, Inc.	127,119	36,071,287
Chevron Corp.	1,119,537	231,632,205
Chord Energy Corp.(b)	36,465	5,184,594
ConocoPhillips	738,786	97,519,752
Coterra Energy, Inc.	447,488	15,724,728
Devon Energy Corp.(b)	358,279	18,028,599
Diamondback Energy, Inc.	112,166	22,185,313
DT Midstream, Inc.(a)(b)	59,096	7,958,458
EOG Resources, Inc.(b)	327,186	47,301,280
EQT Corp.	360,243	22,925,865
Expand Energy Corp.	138,666	15,222,754
Exxon Mobil Corp.	2,524,606	428,324,654
HF Sinclair Corp.	97,394	6,076,412
Kinder Morgan, Inc.(b)	1,155,444	38,742,037
Marathon Petroleum Corp.	180,793	44,146,035
Matador Resources Co.(b)	69,199	4,371,993
Occidental Petroleum Corp.	422,278	27,448,070
ONEOK, Inc.(b)	372,229	33,645,779
Ovintiv, Inc.	174,378	10,351,078
Permian Resources Corp., Class A	426,048	9,083,343
Phillips 66(b)	241,815	44,053,857
Range Resources Corp.	137,084	6,193,455
Targa Resources Corp.	127,266	31,909,404
Texas Pacific Land Corp.(b)	34,740	16,486,214
Valero Energy Corp.(b)	181,642	44,880,105
Viper Energy, Inc., Class A	100,544	4,724,563
Williams Cos., Inc.	729,947	53,125,543
		1,343,798,223
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.(b)	37,263	2,710,883
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	74,267	2,731,540
American Airlines Group, Inc.(a)	376,693	4,045,683
Delta Air Lines, Inc.(b)	385,898	25,654,499
Southwest Airlines Co.	279,795	10,511,898
United Airlines Holdings, Inc.(a)	198,618	18,286,760
		61,230,380
Personal Care Products — 0.1%
BellRing Brands, Inc.(a)	74,515	1,198,946
Coty, Inc., Class A(a)(b)	220,597	443,400
elf Beauty, Inc.(a)	31,573	1,913,640
Estee Lauder Cos., Inc., Class A(b)	147,316	10,572,869
Kenvue, Inc.	1,159,933	19,997,245
		34,126,100
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	1,213,846	73,619,760
Corcept Therapeutics, Inc.(a)(b)	57,989	2,337,537
Elanco Animal Health, Inc.(a)(b)	298,049	7,132,313
Eli Lilly & Co.	478,733	440,324,251
Jazz Pharmaceuticals PLC(a)	34,277	6,480,067
Johnson & Johnson	1,438,028	351,511,564
Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	1,485,087	$ 178,641,115
Organon & Co.(b)	175,004	1,048,274
Perrigo Co. PLC(b)	77,833	835,926
Pfizer, Inc.	3,394,797	95,325,900
Royalty Pharma PLC, Class A	233,600	11,205,792
Viatris, Inc.	704,719	9,520,754
Zoetis, Inc., Class A(b)	264,877	31,311,110
		1,209,294,363
Professional Services — 0.5%
Amentum Holdings, Inc.(a)(b)	89,366	2,330,665
Automatic Data Processing, Inc.	240,562	48,877,387
Booz Allen Hamilton Holding Corp., Class A	72,898	5,688,231
Broadridge Financial Solutions, Inc.	67,584	10,981,048
CACI International, Inc., Class A(a)	13,121	7,136,118
Clarivate PLC(a)(b)	255,993	647,662
Concentrix Corp.(b)	24,073	658,637
Equifax, Inc.	72,250	13,010,058
ExlService Holdings, Inc.(a)	97,634	2,972,955
FTI Consulting, Inc.(a)	19,472	3,442,065
Genpact Ltd.(b)	91,450	3,406,513
Jacobs Solutions, Inc.	72,845	9,271,712
KBR, Inc.	78,299	2,886,101
Leidos Holdings, Inc.	76,443	11,888,415
ManpowerGroup, Inc.	31,447	926,429
Parsons Corp.(a)(b)	29,734	1,610,691
Paychex, Inc.(b)	190,492	17,548,123
Paycom Software, Inc.(b)	30,686	3,729,577
Paylocity Holding Corp.(a)	26,389	2,851,068
Robert Half, Inc.(b)	61,305	1,557,147
Science Applications International Corp.(b)	27,061	2,568,630
SS&C Technologies Holdings, Inc.	126,779	8,566,457
TransUnion(b)	115,017	7,958,026
Verisk Analytics, Inc., Class A(b)	82,695	15,691,376
		186,205,091
Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	180,933	24,509,184
CoStar Group, Inc.	246,117	9,928,360
Howard Hughes Holdings, Inc.(b)	16,804	1,063,021
Jones Lang LaSalle, Inc.	28,277	8,605,257
Zillow Group, Inc., Class A	30,566	1,265,127
Zillow Group, Inc., Class C	97,985	4,054,619
		49,425,568
Residential REITs — 0.2%
American Homes 4 Rent, Class A	203,516	5,682,167
AvalonBay Communities, Inc.(b)	84,057	13,730,711
Camden Property Trust(b)	65,623	6,408,742
Equity LifeStyle Properties, Inc.	113,631	7,092,847
Equity Residential	220,876	13,064,816
Essex Property Trust, Inc.	37,922	9,177,124
Invitation Homes, Inc.	365,793	9,089,956
Mid-America Apartment Communities, Inc.	68,844	8,407,229
Sun Communities, Inc.(b)	73,630	9,274,435
UDR, Inc.(b)	198,040	6,689,791
		88,617,818
Retail REITs — 0.3%
Agree Realty Corp.(b)	64,398	4,854,321
Brixmor Property Group, Inc.	175,799	5,063,011
Federal Realty Investment Trust(b)	52,020	5,525,044
Kimco Realty Corp.(b)	400,286	8,994,427
NNN REIT, Inc.	109,837	4,616,449
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Realty Income Corp.(b)	553,084	$ 33,837,679
Regency Centers Corp.	108,286	8,192,919
Simon Property Group, Inc.	191,854	35,786,527
		106,870,377
Semiconductors & Semiconductor Equipment — 13.3%
Advanced Micro Devices, Inc.(a)	962,345	195,769,843
Allegro MicroSystems, Inc.(a)(b)	68,116	2,147,698
Amkor Technology, Inc.(b)	73,275	3,299,573
Analog Devices, Inc.	291,616	92,774,714
Applied Materials, Inc.	474,052	162,026,233
Astera Labs, Inc.(a)	75,061	8,226,686
Broadcom, Inc.	2,759,771	854,176,722
Cirrus Logic, Inc.(a)	32,705	4,729,797
Enphase Energy, Inc.(a)(b)	80,819	3,055,766
Entegris, Inc.(b)	90,889	10,655,826
First Solar, Inc.(a)	60,452	11,924,762
GLOBALFOUNDRIES, Inc.(a)(b)	64,640	2,875,187
Intel Corp.(a)	2,636,797	116,361,852
KLA Corp.(b)	78,629	115,774,126
Lam Research Corp.	750,234	160,294,997
Lattice Semiconductor Corp.(a)	83,846	7,777,555
MACOM Technology Solutions Holdings, Inc., Class H(a)	37,368	8,298,312
Marvell Technology, Inc.	508,975	50,413,974
Microchip Technology, Inc.	320,560	20,711,382
Micron Technology, Inc.	667,679	225,568,673
MKS, Inc.	40,330	9,268,237
Monolithic Power Systems, Inc.	27,458	30,021,204
NVIDIA Corp.	13,985,698	2,439,105,731
ON Semiconductor Corp.(a)	238,271	14,753,740
Onto Innovation, Inc.(a)	28,845	5,915,244
Qnity Electronics, Inc.	123,953	14,301,697
Qorvo, Inc.(a)	47,916	3,708,698
QUALCOMM, Inc.(b)	637,474	82,093,902
Skyworks Solutions, Inc.(b)	89,702	4,803,542
Teradyne, Inc.	94,359	27,973,669
Texas Instruments, Inc.	543,097	105,436,852
Universal Display Corp.(b)	26,145	2,396,451
		4,796,642,645
Software — 8.0%
Adobe, Inc.(a)	246,467	59,911,198
Appfolio, Inc., Class A(a)	12,842	2,026,724
AppLovin Corp., Class A(a)	143,215	56,999,570
Atlassian Corp., Class A(a)	101,371	6,918,571
Aurora Innovation, Inc., Class A(a)(b)	776,789	3,200,371
Autodesk, Inc.(a)	126,564	30,299,422
Bentley Systems, Inc., Class B(b)	97,964	3,440,496
Bill Holdings, Inc.(a)	42,366	1,622,618
Cadence Design Systems, Inc.(a)	163,500	45,431,745
CCC Intelligent Solutions Holdings, Inc.(a)(b)	417,321	2,503,926
Circle Internet Group, Inc., Class A(a)	68,281	6,514,690
Crowdstrike Holdings, Inc., Class A(a)	148,479	57,967,686
Datadog, Inc., Class A(a)	189,028	22,314,755
Docusign, Inc., Class A(a)	118,228	5,605,189
Dolby Laboratories, Inc., Class A	38,321	2,301,559
Dropbox, Inc., Class A(a)(b)	120,492	2,737,578
Dynatrace, Inc.(a)	175,974	6,507,519
Elastic NV(a)	54,982	2,748,550
Fair Isaac Corp.(a)	14,018	14,964,776
Fortinet, Inc.(a)	372,032	30,402,455
Gen Digital, Inc.	329,343	6,201,529
Gitlab, Inc., Class A(a)	77,976	1,687,401
Security	Shares	Value
Software (continued)
Guidewire Software, Inc.(a)	50,099	$ 7,492,806
HubSpot, Inc.(a)	30,041	7,333,008
Intuit, Inc.	162,574	70,293,746
Manhattan Associates, Inc.(a)	36,515	4,860,877
Microsoft Corp.	4,431,862	1,640,542,357
nCino, Inc.(a)	51,376	769,612
Nutanix, Inc., Class A(a)	153,612	5,838,792
Oracle Corp.	1,005,910	147,979,420
Palantir Technologies, Inc., Class A(a)	1,305,292	190,938,114
Palo Alto Networks, Inc.(a)	476,224	76,348,232
Pegasystems, Inc.(b)	52,428	2,231,336
Procore Technologies, Inc.(a)(b)	64,422	3,672,054
PTC, Inc.(a)	70,555	10,053,382
RingCentral, Inc., Class A(b)	55,109	2,049,504
Roper Technologies, Inc.	63,488	22,465,864
Rubrik, Inc., Class A(a)	82,724	4,050,994
SailPoint, Inc.(a)(b)	35,823	474,297
Salesforce, Inc.(b)	544,332	101,610,454
Samsara, Inc., Class A(a)	186,369	5,906,034
SentinelOne, Inc., Class A(a)	166,630	2,146,194
ServiceNow, Inc.(a)	621,388	64,966,115
Strategy, Inc., Class A(a)(b)	187,560	23,407,488
Synopsys, Inc.(a)	110,970	43,997,386
Teradata Corp.(a)(b)	58,692	1,504,276
Trimble, Inc.(a)	140,378	9,156,857
Tyler Technologies, Inc.(a)	25,379	8,689,262
UiPath, Inc., Class A(a)(b)	223,862	2,484,868
Unity Software, Inc.(a)	193,657	4,248,835
Workday, Inc., Class A(a)	127,106	16,513,611
Zoom Communications, Inc., Class A(a)	157,837	12,688,516
Zscaler, Inc.(a)	62,299	8,739,927
		2,875,762,546
Specialized REITs — 0.8%
American Tower Corp.	280,591	48,424,395
Crown Castle, Inc.(b)	257,483	20,935,943
CubeSmart(b)	132,294	4,848,575
Digital Realty Trust, Inc.	205,719	37,072,621
EPR Properties(b)	44,194	2,207,932
Equinix, Inc.	58,621	57,462,649
Extra Space Storage, Inc.(b)	124,232	16,290,542
Gaming and Leisure Properties, Inc.	155,629	6,905,259
Iron Mountain, Inc.	179,673	18,351,800
Lamar Advertising Co., Class A(b)	51,901	6,573,781
Millrose Properties, Inc., Class A(b)	102,241	2,862,748
National Storage Affiliates Trust(b)	46,552	1,756,872
Public Storage(b)	95,983	25,999,875
Rayonier, Inc.(b)	177,756	3,665,329
SBA Communications Corp.	64,372	11,079,065
VICI Properties, Inc.	642,870	17,563,208
Weyerhaeuser Co.(b)	434,243	10,608,557
		292,609,151
Specialty Retail — 1.8%
AutoNation, Inc.(a)	14,848	2,899,221
AutoZone, Inc.(a)	9,937	33,565,000
Bath & Body Works, Inc.(b)	127,626	2,382,777
Best Buy Co., Inc.(b)	113,980	7,317,516
Burlington Stores, Inc.(a)	37,069	12,061,511
CarMax, Inc.(a)	92,519	3,846,940
Carvana Co., Class A(a)	80,472	25,298,787
Chewy, Inc., Class A(a)	129,046	3,484,242
Dick’s Sporting Goods, Inc.(b)	37,706	7,476,723
Five Below, Inc.(a)	33,538	7,662,762

Schedule of Investments (unaudited)(continued)
March 31, 2026
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Floor & Decor Holdings, Inc., Class A(a)(b)	63,434	$ 3,222,447
GameStop Corp., Class A(a)(b)	238,850	5,503,104
Gap, Inc.(b)	122,206	2,957,385
Home Depot, Inc.	594,977	195,681,986
Lithia Motors, Inc., Class A(b)	14,768	3,687,865
Lowe’s Cos., Inc.	334,424	79,017,703
Murphy USA, Inc.(b)	10,734	5,302,274
O’Reilly Automotive, Inc.(a)	499,786	46,135,246
Penske Automotive Group, Inc.(b)	11,118	1,662,363
RH(a)	8,838	1,235,729
Ross Stores, Inc.	191,175	41,414,240
TJX Cos., Inc.	668,396	106,742,841
Tractor Supply Co.(b)	317,564	14,385,649
Ulta Beauty, Inc.(a)	26,370	13,783,863
Valvoline, Inc.(a)(b)	73,799	2,485,550
Wayfair, Inc., Class A(a)	61,522	4,627,070
Williams-Sonoma, Inc.(b)	69,142	12,606,661
		646,447,455
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	8,608,918	2,184,857,299
Dell Technologies, Inc., Class C(b)	187,106	30,709,708
Hewlett Packard Enterprise Co.	801,685	19,088,120
HP, Inc.(b)	565,278	10,858,990
NetApp, Inc.(b)	116,152	11,892,803
Pure Storage, Inc., Class A(a)	187,597	11,075,727
Sandisk Corp.(a)	84,423	53,637,309
Super Micro Computer, Inc.(a)(b)	304,775	6,939,727
Western Digital Corp.	204,635	55,351,721
		2,384,411,404
Textiles, Apparel & Luxury Goods — 0.3%
Amer Sports, Inc.(a)(b)	92,047	3,030,187
Birkenstock Holding PLC(a)(b)	22,116	792,416
Columbia Sportswear Co.(b)	14,005	767,614
Crocs, Inc.(a)(b)	32,688	2,713,758
Deckers Outdoor Corp.(a)	89,904	8,998,491
Lululemon Athletica, Inc.(a)	58,897	9,017,131
NIKE, Inc., Class B(b)	702,940	37,129,291
On Holding AG, Class A(a)	126,397	4,300,026
PVH Corp.	30,643	2,137,656
Ralph Lauren Corp., Class A	23,693	8,150,155
Tapestry, Inc.	123,869	17,479,155
Under Armour, Inc., Class A(a)(b)	126,836	749,601
Under Armour, Inc., Class C(a)(b)	128,526	744,165
VF Corp.	210,114	3,569,837
		99,579,483
Tobacco — 0.6%
Altria Group, Inc.	1,013,897	66,907,063
Philip Morris International, Inc.	930,724	153,885,906
		220,792,969
Trading Companies & Distributors — 0.4%
Air Lease Corp., Class A	62,694	4,071,348
Applied Industrial Technologies, Inc.	22,239	5,900,451
Security	Shares	Value
Trading Companies & Distributors (continued)
Core & Main, Inc., Class A(a)	113,794	$ 5,621,424
Fastenal Co.(b)	694,368	32,218,675
Ferguson Enterprises, Inc.	113,992	26,589,774
MSC Industrial Direct Co., Inc., Class A	26,309	2,427,531
QXO, Inc.(a)(b)	363,988	7,068,647
SiteOne Landscape Supply, Inc.(a)	27,805	3,701,124
United Rentals, Inc.(b)	38,385	27,965,776
Watsco, Inc.(b)	21,085	7,670,512
WESCO International, Inc.	28,668	7,844,138
WW Grainger, Inc.(b)	26,147	28,521,409
		159,600,809
Water Utilities — 0.1%
American Water Works Co., Inc.	115,654	15,739,353
Essential Utilities, Inc.(b)	161,863	6,518,223
		22,257,576
Wireless Telecommunication Services — 0.2%
Millicom International Cellular SA(b)	63,386	4,750,147
T-Mobile U.S., Inc.	289,311	60,763,989
		65,514,136
Total Common Stocks — 99.0% (Cost: $13,936,944,918)		35,730,078,712
Investment Companies
Equity Funds — 0.3%
iShares Russell 1000 ETF(b)(c)	258,484	92,165,055
Total Investment Companies — 0.3% (Cost: $84,385,508)		92,165,055
Total Long-Term Investments — 99.3% (Cost: $14,021,330,426)		35,822,243,767
Short-Term Securities
Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)(e)	1,549,025,501	1,549,335,306
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	229,061,839	229,061,839
Total Short-Term Securities — 4.9% (Cost: $1,778,060,139)		1,778,397,145
Total Investments — 104.2% (Cost: $15,799,390,565)		37,600,640,912
Liabilities in Excess of Other Assets — (4.2)%		(1,503,272,512)
Net Assets — 100.0%		$ 36,097,368,400

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Large Cap Index Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,005,964,352	$ 543,921,627 (a)	$ —	$ (302,437)	$ (248,236)	$ 1,549,335,306	1,549,025,501	$ 1,025,342 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	251,447,906	—	(22,386,067)(a)	—	—	229,061,839	229,061,839	1,858,527	—
BlackRock, Inc.	97,237,178	2,944,609	(2,403,971)	(137,786)	(9,974,393)	87,665,637	91,156	531,102	—
iShares Russell 1000 ETF	255,271,634	441,854,618	(600,596,466)	14,245,093	(18,609,824)	92,165,055	258,484	225,128	—
				$ 13,804,870	$ (28,832,453)	$ 1,958,227,837		$ 3,640,099	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	762	06/18/26	$ 250,346	$ (4,782,572)
S&P Mid 400 E-Mini Index	50	06/18/26	16,983	153,325
				$ (4,629,247)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
March 31, 2026
Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 35,730,078,712	$ —	$ —	$ 35,730,078,712
Investment Companies	92,165,055	—	—	92,165,055
Short-Term Securities
Money Market Funds	1,778,397,145	—	—	1,778,397,145
	$37,600,640,912	$—	$—	$37,600,640,912
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 153,325	$ —	$ —	$ 153,325
Liabilities
Equity Contracts	(4,782,572)	—	—	(4,782,572)
	$(4,629,247)	$—	$—	$(4,629,247)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
Master Portfolio Schedule of Investments